Capital management (Tables)	12 Months Ended
Dec. 31, 2017
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Capital management

During 2016, PagSeguro Group’s strategy was to maintain a gearing ratio of up to 20%. The gearing ratio at December 31, 2016 was as follows:

December 31, 2016
Borrowings	205,204
(-) Cash and cash equivalents	(79,969)

Net debt	125,235

Total equity	626,862
Total capital	752,097

Gearing ratio	16.65%